Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Expense by nature [line Items]
Total research and development expenses	$ (23,518)	$ (22,200)	[1]	$ (45,841)	$ (43,614)	[2]
Total selling, general and administrative expenses	(3,882)	(3,950)	[1]	(8,986)	(8,914)	[2]
Other operating income (expenses)	686	528	[1]	721	(83)	[2]
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries	(8,315)	(8,463)		(17,567)	(17,520)
Social charges on stock option grants	(72)	(47)		(268)	(181)
Non-cash stock based compensation expense	(738)	(1,186)		(1,320)	(2,289)
Personnel expenses	(9,125)	(9,696)		(19,155)	(19,990)
Purchases and external expenses	(9,591)	(8,352)		(17,200)	(15,009)
Other	(4,802)	(4,152)		(9,487)	(8,616)
Total research and development expenses	(23,518)	(22,200)		(45,841)	(43,614)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(1,591)	(1,480)		(3,335)	(2,983)
Social charges on stock option grants	(10)	(7)		(96)	(81)
Non-cash stock based compensation expense	(92)	(460)		(397)	(977)
Personnel expenses	(1,694)	(1,947)		(3,829)	(4,041)
Purchases and external expenses	(1,530)	(1,284)		(3,875)	(3,426)
Other	(658)	(719)		(1,282)	(1,447)
Total selling, general and administrative expenses	(3,882)	(3,950)		(8,986)	(8,914)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(9,905)	(9,943)		(20,902)	(20,503)
Social charges on stock option grants	(83)	(54)		(364)	(263)
Non-cash stock based compensation expense	(830)	(1,646)		(1,717)	(3,265)
Personnel expenses	$ (10,818)	$ (11,643)		$ (22,983)	$ (24,031)

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)